Income and other taxes - Unused tax losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax effect	$ (7,013)	$ (6,945)
Unused tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount	1,424,583
Tax effect	327,654
Expire | Unused tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount	1,052,399
Tax effect	242,052
Losses generated in 2014 (expires 2034) | Unused tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount	33,252
Tax effect	7,648
Losses generated in 2015 (expires 2035) | Unused tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount	351,625
Tax effect	80,874
Losses generated in 2016 (expires 2036) | Unused tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount	432,581
Tax effect	99,494
Losses generated in 2017 (expires 2037) | Unused tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount	234,941
Tax effect	54,036
Losses generated in 2019 | Unused tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount	232,163
Tax effect	53,397
Losses generated in 2020 | Unused tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount	140,021
Tax effect	$ 32,205